Deferred tax assets and liabilities (Details 2) - USD ($) $ in Billions	Dec. 31, 2018	Dec. 31, 2017
Investments in subsidiaries [member]
Statement [line items]
Temporary differences on which no deferred tax has been provided as they are permanent in nature	$ 3	$ 3
Goodwill from acquisitions [member]
Statement [line items]
Temporary differences on which no deferred tax has been provided as they are permanent in nature	$ (33)	$ (29)